UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	10/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

SEMIANNUAL REPORT October 31, 2006

Citizens Financial Group, Inc.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
22	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

CitizensSelect
Prime Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James G. O’Connor, Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform during the period?

For the six-month period ended October 31, 2006, CitizensSelect Prime Money Market Fund produced annualized yields of 5.07% for Class A shares, 4.82% for Class B shares, 4.57% for Class C shares and 4.17% for Class D shares. Taking into account the effects of compounding, the fund produced annualized effective yields1 of 5.19% for Class A shares, 4.93% for Class B shares, 4.67% for Class C shares and 4.26% for Class D shares.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high-grade commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund’s performance?

Soon after the start of the reporting period, evidence of robust economic growth and hawkish comments from members of the Federal Reserve Board (the “Fed”) sparked sharp declines in U.S. Treasury security prices.The unemployment rate fell to 4.6%, stoking concerns that wage inflation might accelerate. Hence, concerned investors

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

revised upward their inflation and interest-rate expectations, and they widely expected the Fed’s rate hike in May to 5%.

In June, investors saw signs that the economic expansion might be weakening, even as inflationary pressures seemed to intensify. Accordingly, while the Fed’s June 29 rate hike to 5.25% came as no surprise, the outlook for future action became cloudier as investors worried that the Fed might become too aggressive, possibly triggering a recession.

Investors’ economic concerns were compounded when it later was announced that U.S. GDP expanded at a 2.6% annualized rate during the second quarter, down substantially from the first quarter’s 5.6% annualized growth rate. Indeed, the economy appeared to slow further over the summer, when housing markets softened and employment gains moderated.The Fed cited a slower economy when it left short-term interest rates unchanged at 5.25% at its meeting on August 8, the first pause after more than two years of steady rate hikes.

The softening of the housing market became more pronounced in September, and the Fed again decided to leave overnight interest rates unchanged.While core inflation data remained elevated, the Fed indicated that it expected those pressures to moderate. In fact, oil prices tumbled to around $60 per barrel and weaker-than-expected job gains helped to put a lid on two of the main drivers of the market’s inflation fears. At the same time, a decline in the unemployment rate to 4.6% helped reassure investors that the economy probably was headed for a soft landing.

As was widely expected, the Fed continued to hold overnight interest rates steady at its meeting on October 25. Still, Fed members indicated that the risk of higher inflation was greater than the risk of a pronounced economic downturn, and further policy firming might be needed if inflation were to remain above the Fed’s comfort zone.The Fed’s inflation-related concerns appeared to be warranted when an employment report released in early November showed a drop in the unemployment rate to a five-year low of 4.4% .

4

Early in the reporting period, as short-term interest rates rose, we maintained the fund’s weighted average maturity in a range we considered shorter than industry average in order to reinvest at higher yields as they became available. After the Fed paused in its tightening campaign in August, we increased the fund’s weighted average maturity to a range we considered to be neutral, in order to lock in incrementally higher rates along the short-term yield curve.

What is the fund’s current strategy?

Fed members may be comfortable with interest rates for now, but they stand ready to change monetary policy as conditions warrant.Therefore, after a multi-year period in which Fed actions were predictable, we have entered a more uncertain time, in which every piece of economic data is likely to be scrutinized for its possible impact on monetary policy. In our view, however, it will not be a single economic release that triggers the next move by the Fed. Rather, it will be a series of numbers that convinces policy-makers that interest rates need to be adjusted. As a result, we believe that today’s relatively high level of uncertainty is likely to last for some time, making a relatively cautious investment posture prudent until economic conditions and Fed policy become clearer.

November 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.30	$ 3.57	$ 5.60
Ending value (after expenses)	$1,025.80	$1,024.60	$1,023.30	$1,021.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.57	$ 5.60
Ending value (after expenses)	$1,024.20	$1,022.94	$1,021.68	$1,019.66

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for
Class C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—8.7%	Amount ($)	Value ($)

Alliance & Leicester PLC (London)
5.34%, 3/1/07	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
5.31%, 1/5/07	25,000,000	25,000,048
UniCredito Italiano SpA (Yankee)
5.31%, 12/26/06	25,000,000	25,000,913
Total Negotiable Bank Certificates of Deposit
(cost $80,000,961)		80,000,961

Commercial Paper—64.4%

Abbey National North America LLC
5.30%, 11/1/06	30,000,000	30,000,000
BASF AG
5.31%, 1/2/07	25,000,000	24,774,389
Bear Stearns Cos. Inc.
5.33%, 3/29/07	25,000,000	24,466,583
CAFCO LLC
5.31%, 12/22/06	25,000,000 [a]	24,814,240
Caisse des Depots et Consignations
5.33%, 11/15/06	30,000,000	29,938,575
Crown Point Capital Co. LLC
5.36%, 11/7/06	17,753,000 [a]	17,737,348
DEPFA BANK PLC
5.32%, 1/10/07	25,000,000 [a]	24,744,792
Deutsche Bank Financial LLC
5.30%, 11/1/06	30,000,000	30,000,000
FCAR Owner Trust, Ser. I
5.31%, 4/3/07	25,000,000	24,450,687
Govco Inc.
5.34%, 12/7/06	25,000,000 [a]	24,868,250
K2 (USA) LLC
5.34%, 11/22/06	10,000,000 [a]	9,969,258
Lexington Parker Capital Co. LLC
5.31%, 4/4/07	25,000,000 [a]	24,447,097
Picaros Funding LLC
5.37%, 11/8/06	25,000,000 [a]	24,974,236
Prudential Funding LLC
5.29%, 11/1/06	30,000,000	30,000,000
Raiffeisen Zentralbank Oesterreich
5.32%, 1/5/07	25,000,000	24,763,021

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Sigma Finance Inc.
5.32%, 1/10/07	25,000,000 [a]	24,745,035
Solitaire Funding Ltd.
5.36%, 11/9/06	25,000,000 [a]	24,970,611
Stadshypotek Delaware Inc.
5.33%, 11/21/06	30,000,000 [a]	29,912,333
Swedbank (ForeningsSparbanken AB)
5.31%, 1/4/07	25,000,000	24,767,111
Thames Asset Global Securitization No. 1 Inc.
5.34%, 12/7/06	25,000,000 [a]	24,868,250
Toyota Motor Credit Corp.
5.34%, 11/20/06	30,000,000 [a]	29,916,638
UBS Finance Delaware LLC
5.28%, 11/1/06	30,000,000	30,000,000
Westpac Banking Corp.
5.33%, 11/21/06	30,000,000	29,912,333
Total Commercial Paper
(cost $589,040,787)		589,040,787

Corporate Notes—17.5%

Commonwealth Bank of Australia
5.32%, 11/24/06	15,000,000 [b]	15,000,000
Cullinan Finance Ltd.
5.33%, 9/20/07	25,000,000 [a,b]	24,997,744
General Electric Capital Corp.
5.28%, 11/24/06	25,000,000 [b]	25,000,000
K2 (USA) LLC
5.34%, 10/1/07	20,000,000 [a,b]	19,998,165
Rabobank Nederland
5.27%, 11/15/06	25,000,000 [b]	25,000,000
Royal Bank of Scotland PLC
5.31%, 11/21/06	10,000,000 [b]	10,000,000
Societe Generale
5.29%, 11/2/06	15,000,000 [b]	15,000,000
Svenska Handelsbanken
5.29%, 11/21/06	10,000,000 [b]	10,000,000
Wells Fargo & Co.
5.31%, 11/3/06	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $159,995,909)		159,995,909

8

	Principal
Time Deposits—13.0%	Amount ($)	Value ($)

Branch Banking & Trust Co. (Grand Cayman)
5.31%, 11/1/06	40,000,000	40,000,000
Citibank (South Dakota) N.A., Sioux Falls (Nassau)
5.31%, 11/1/06	40,000,000	40,000,000
National Australia Bank Ltd. (Grand Cayman)
5.33%, 11/1/06	25,000,000	25,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.33%, 11/1/06	14,000,000	14,000,000
Total Time Deposits
(cost $119,000,000)		119,000,000

Total Investments (cost $948,037,657)	103.6%	948,037,657
Liabilities, Less Cash and Receivables	(3.6%)	(33,001,887)
Net Assets	100.0%	915,035,770

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $330,963,997 or 36.2% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	64.7	Insurance	3.3
Asset-Backed/Multi-Seller Programs	12.8	Asset-Backed/Single Seller	2.7
Asset-Backed/Structured		Brokerage Firms	2.7
Investment Vehicles	8.7	Chemicals-Fibers & Diversified	2.7
Finance	6.0		103.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	948,037,657	948,037,657
Cash		6,612,581
Interest receivable		666,715
		955,316,953

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		98,714
Due to Citizens—Note 2(d)		182,469
Payable for investment securities purchased		40,000,000
		40,281,183

Net Assets ($)		915,035,770

Composition of Net Assets ($):
Paid-in capital		915,041,113
Accumulated net realized gain (loss) on investments		(5,343)

Net Assets ($)		915,035,770

Net Asset Value Per Share

Class A Shares
Net Assets ($)		370,478,298
Shares Outstanding		370,479,749
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		433,626,640
Shares Outstanding		433,629,790
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		62,091,403
Shares Outstanding		62,092,020
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		48,839,429
Shares Outstanding		48,839,554
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	19,813,797
Expenses:
Management fee—Note 2(a)	375,046
Administrative service fees—Note 2(c)	580,629
Omnibus account service fees—Note 2(d)	375,046
Distribution plan fees—Note 2(b)	219,460
Total Expenses	1,550,181
Investment income—Net, representing net increase
in net assets resulting from operations	18,263,616

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	18,263,616	19,181,866
Net realized gain (loss) on investments	—	(86)
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,263,616	19,181,780

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(7,276,699)	(6,850,182)
Class B shares	(8,661,404)	(9,664,174)
Class C shares	(1,411,576)	(1,701,673)
Class D shares	(913,937)	(965,837)
Total Dividends	(18,263,616)	(19,181,866)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	1,028,146,344	1,358,230,658
Class B shares	904,579,247	1,402,973,174
Class C shares	36,678,264	222,513,866
Class D shares	55,912,783	112,959,929
Dividends reinvested:
Class A shares	2,580,380	2,598,752
Class B shares	1,067,107	1,444,124
Class C shares	1,096,166	1,264,203
Class D shares	913,913	965,821
Cost of shares redeemed:
Class A shares	(882,714,563)	(1,272,856,508)
Class B shares	(801,630,094)	(1,321,496,059)
Class C shares	(38,494,495)	(205,638,643)
Class D shares	(56,282,522)	(93,986,098)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	251,852,530	208,973,219
Total Increase (Decrease) in Net Assets	251,852,530	208,973,133

Net Assets ($):
Beginning of Period	663,183,240	454,210,107
End of Period	915,035,770	663,183,240

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.037	.017	.009	.014
Distributions:
Dividends from investment income—net	(.026)	(.037)	(.017)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.12[b]	3.80	1.71	.91	1.42

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[b]	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.20[b]	.20	.20	.20	.18
Ratio of net investment income
to average net assets	5.10[b]	3.84	1.72	.90	1.39

Net Assets, end of period ($ X 1,000)	370,478	222,466	134,493	70,667	65,309

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2006			Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.024	.035	.014	.007	.012
Distributions:
Dividends from investment income—net	(.024)	(.035)	(.014)	(.007)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.88[b]	3.54	1.46	.65	1.18

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[b]	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.45[b]	.45	.45	.45	.42
Ratio of net investment income
to average net assets	4.83[b]	3.53	1.47	.66	1.12

Net Assets, end of period ($ X 1,000)	433,627	329,610	246,689	248,396	476,230

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

14

Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.023	.032	.012	.004	.010
Distributions:
Dividends from investment income—net	(.023)	(.032)	(.012)	(.004)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.62[b]	3.29	1.20	.40	.98

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[b]	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.70[b]	.70	.70	.70	.62
Ratio of net investment income
to average net assets	4.57[b]	3.32	1.22	.41	.96

Net Assets, end of period ($ X 1,000)	62,091	62,811	44,672	73,774	60,388

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	October 31, 2006		Year Ended April 30,

Class D Shares	(Unaudited)	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.029	.009	.003	.007
Distributions:
Dividends from investment income—net	(.021)	(.029)	(.009)	(.003)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.21[b]	2.90	.94	.30	.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[b]	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	1.10[b]	1.08	1.02	.80	.87
Ratio of net investment income
to average net assets	4.18[b]	2.94	.90	.29	.62

Net Assets, end of period ($ X 1,000)	48,839	48,295	28,356	2,474	1,284

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

18

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are more-likely-than-not of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $5,343 for federal income tax purposes available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $178 of the carryover expires in fiscal 2012, $5,079 expires in fiscal 2013 and $86 expires in fiscal 2014.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2006, Class C and Class D shares were charged $77,173 and $142,287, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to

20

shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2006, Class B, Class C and Class D shares were charged $448,730, $77,173 and $54,726, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2006, Class A, Class B, Class C and Class D shares were charged $142,795, $179,492, $30,869 and $21,890, respectively, pursuant to the Omnibus Account Services Agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $60,826 and Rule 12b-1 distribution plan fees $37,888.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $107,048 and omnibus account services plan fees $75,421.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 11-12,2006,the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense

22

Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended May 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quintile (among the lowest expense ratios) of the Expense Group and Expense Universe.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and placed significant emphasis on comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2006.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided; it was noted that the Similar Funds had comparable

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, noting that economies of scale may be realized as the fund’s assets increase and considering whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the

24

profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

For More Information

By telephone	By mail, write to:
Call your Citizens Registered	CitizensSelect
Representative or	875 Elm Street NE0212
1-800-242-2224.	Manchester, NH 03101

Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
New York, NY 10166
Custodian
The Bank of New York	Distributor
One Wall Street	Dreyfus Service Corporation
New York, NY 10286	200 Park Avenue
New York, NY 10166

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

0462SA1006

CitizensSelect Funds

CitizensSelect Treasury Money Market Fund

SEMIANNUAL REPORT October 31, 2006

Citizens
Financial Group, Inc.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
20	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

CitizensSelect
Treasury Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James G. O’Connor, Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform during the period?

For the six-month period ended October 31, 2006, CitizensSelect Treasury Money Market Fund produced annualized yields of 4.65% for Class A shares, 4.40% for Class B shares, 4.15% for Class C shares and 3.75% for Class D shares.Taking into account the effects of compounding, the fund produced annualized effective yields1 of 4.75% for Class A shares, 4.49% for Class B shares, 4.23% for Class C shares and 3.81% for Class D shares.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund’s performance?

Soon after the start of the reporting period, surging energy prices and hawkish comments from members of the Federal Reserve Board (the “Fed”) sparked sharp declines in U.S.Treasury security prices. In addition, although a lower-than-expected number of jobs was created during the month, the unemployment rate fell to 4.6%, stoking concerns that wage inflation might accelerate. Hence, concerned investors revised upward their inflation and interest-rate expectations, and they widely expected the Fed’s rate hike to 5% in May.

June saw a further shift in market sentiment, as investors became increasingly risk-averse due to intensifying inflationary pressures and new signs of potential economic weakness.Accordingly, the Fed’s June 29 rate hike to 5.25% came as no surprise. However, the outlook for

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

subsequent action became cloudier as investors alternately worried that the Fed might become too aggressive, possibly triggering a recession by choking off economic growth.

Investors’ economic concerns intensified when it later was announced that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter, down from a robust 5.6% annualized growth rate for the first quarter. Indeed, the U.S. economy appeared to slow further over the summer, when housing markets softened and employment gains moderated.While there was no scheduled meeting for July, at its meeting on August 8 the Fed left short-term interest rates unchanged at 5.25%, the first pause after more than two years of steady rate hikes. In a press release following the meeting, the Fed stated that economic growth had abated from the strong pace earlier in the year as earlier interest rate increases and higher energy prices took hold.

The softening of the housing market became more pronounced in September, and the Fed again decided to leave overnight interest rates unchanged.While core inflation data remained elevated, the Fed indicated that it expected those pressures to moderate as the economy slowed. In fact, oil prices tumbled to around $60 per barrel and weaker-than-expected job gains helped to put a lid on two of the main drivers of the market’s inflation fears.At the same time, a decline in the unemployment rate to 4.6% helped to reassure investors that the economy probably was headed for a soft landing.

As was widely expected, the Fed continued to hold overnight interest rates steady at its meeting on October 25. Still, Fed members indicated that the risk of higher inflation was greater than the risk of a pronounced economic downturn, and further policy firming might be needed if inflation were to remain above the Fed’s comfort zone.The Fed’s inflation-related concerns appeared to be warranted when an employment report released in early November showed a drop in the unemployment rate to a five-year low of 4.4% .

Early in the reporting period, as short-term interest rates rose, we maintained the fund’s weighted average maturity in a range we considered shorter than industry average in order to reinvest at higher yields as they became available. After the Fed paused in its tightening campaign in August, we increased the fund’s weighted average maturity to a range we considered to be neutral, in order to lock in incrementally higher rates along the short-term Treasury yield curve.

What is the fund’s current strategy?

Fed members may be comfortable with interest rates for now, but they stand ready to change monetary policy as conditions warrant.Therefore, after a multi-year period in which Fed actions were predictable, we have entered a more uncertain time, in which every piece of economic data is likely to be scrutinized for its possible impact on monetary policy. In our view, however, it will not be a single economic release that triggers the next move by the Fed. Rather, it will be a series of numbers that convinces policy-makers that interest rates need to be adjusted. As a result, we believe that today’s relatively high level of uncertainty is likely to last for some time, making a relatively cautious investment posture prudent until economic conditions and Fed policy become clearer.

November 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.57	$ 5.60
Ending value (after expenses)	$1,023.70	$1,022.40	$1,021.10	$1,019.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.02	$ 2.29	$ 3.57	$ 5.60
Ending value (after expenses)	$1,024.20	$1,022.94	$1,021.68	$1,019.66

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class
C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—78.5%	Purchase (%)	Amount ($)	Value ($)

11/2/06	4.73	64,000	63,992
11/9/06	4.77	49,358,000	49,305,896
11/16/06	4.90	75,000,000	74,847,604
11/24/06	4.96	56,945,000	56,765,572
12/21/06	4.97	25,000,000	24,828,820
12/28/06	4.81	21,243,000	21,083,297
1/11/07	5.13	2,000,000	1,980,238
1/18/07	5.01	50,000,000	49,463,750
3/8/07	5.03	30,000,000	29,480,358
3/15/07	5.03	17,000,000	16,689,623
Total U.S. Treasury Bills
(cost $324,509,150)			324,509,150

U.S. Treasury Notes—21.7%

11/15/2006	4.83	75,000,000	74,957,493
1/2/2007	4.83	15,000,000	14,948,977
Total U.S. Treasury Notes
(cost $89,906,470)			89,906,470

Total Investments (cost $414,415,620)		100.2%	414,415,620
Liabilities, Less Cash and Receivables		(.2%)	(678,128)
Net Assets		100.0%	413,737,492

Portfolio Summary	(Unaudited) †
	Value (%)		Value (%)

U.S. Treasury Bills	78.5	U.S. Treasury Notes	21.7
			100.2
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	414,415,620	414,415,620
Interest receivable		1,363,524
		415,779,144

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		40,351
Due to Citizens—Note 2(d)		73,832
Cash overdraft due to Custodian		1,927,469
		2,041,652

Net Assets ($)		413,737,492

Composition of Net Assets ($):
Paid-in capital		413,749,619
Accumulated net realized gain (loss) on investments		(12,127)

Net Assets ($)		413,737,492

Net Asset Value Per Share

Class A Shares
Net Assets ($)		240,321,323
Shares Outstanding		240,322,713
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		157,318,800
Shares Outstanding		157,328,735
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		9,942,925
Shares Outstanding		9,943,691
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		6,154,444
Shares Outstanding		6,154,480
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	9,843,302
Expenses:
Management fee—Note 2(a)	203,039
Administrative service fees—Note 2(c)	248,733
Omnibus account service fees—Note 2(d)	203,039
Distribution plan fees—Note 2(b)	32,099
Total Expenses	686,910
Investment Income—Net	9,156,392

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	8,979
Net Increase in Net Assets Resulting from Operations	9,165,371

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	9,156,392	12,583,042
Net realized gain (loss) on investments	8,979	(10,354)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,165,371	12,572,688

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(4,817,608)	(5,753,622)
Class B shares	(4,018,593)	(6,209,981)
Class C shares	(207,039)	(481,724)
Class D shares	(113,152)	(137,715)
Total Dividends	(9,156,392)	(12,583,042)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	127,025,243	256,253,028
Class B shares	244,445,805	423,915,923
Class C shares	12,731,348	35,789,894
Class D shares	851,422	2,034,198
Dividends reinvested:
Class A shares	98,296	57,090
Class B shares	353,040	401,703
Class C shares	129,674	209,220
Class D shares	113,146	137,715
Cost of shares redeemed:
Class A shares	(80,584,177)	(273,515,759)
Class B shares	(283,029,428)	(382,688,878)
Class C shares	(15,115,123)	(44,528,711)
Class D shares	(827,981)	(1,663,946)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,191,265	16,401,477
Total Increase (Decrease) in Net Assets	6,200,244	16,391,123

Net Assets ($):
Beginning of Period	407,537,248	391,146,125
End of Period	413,737,492	407,537,248

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2006			Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.023	.034	.015	.008	.013
Distributions:
Dividends from investment income—net	(.023)	(.034)	(.015)	(.008)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.70[b]	3.41	1.50	.77	1.32

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[b]	.20	.20	.20	.20
Ratio of net expenses to average net assets	.20[b]	.20	.20	.20	.19
Ratio of net investment income
to average net assets	4.65[b]	3.34	1.55	.76	1.24

Net Assets, end of period ($ X 1,000)	240,321	193,778	210,987	73,735	73,357

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2006			Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.022	.031	.012	.005	.011
Distributions:
Dividends from investment income—net	(.022)	(.031)	(.012)	(.005)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.44[b]	3.16	1.25	.51	1.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets .45[b]		.45	.45	.45	.45
Ratio of net expenses to average net assets	.45[b]	.45	.45	.45	.42
Ratio of net investment income
to average net assets	4.39[b]	3.16	1.30	.51	.99

Net Assets, end of period ($ X 1,000)	157,319	195,545	153,922	149,761	198,787

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2006			Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.029	.010	.003	.009
Distributions:
Dividends from investment income—net	(.021)	(.029)	(.010)	(.003)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.19[b]	2.90	.99	.26	.88

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[b]	.70	.70	.70	.70
Ratio of net expenses to average net assets	.70[b]	.70	.70	.70	.61
Ratio of net investment income
to average net assets	4.15[b]	2.79	1.05	.26	.89

Net Assets, end of period ($ X 1,000)	9,943	12,197	20,727	14,828	15,327

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2006			Year Ended April 30,

Class D Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.019	.025	.007	.002	.006
Distributions:
Dividends from investment income—net	(.019)	(.025)	(.007)	(.002)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.77[b]	2.52	.74	.18	.62

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[b]	1.10	1.10	1.10	1.10
Ratio of net expenses to average net assets	1.10[b]	1.08	1.04	.77	.89
Ratio of net investment income
to average net assets	3.75[b]	2.49	.71	.16	.45

Net Assets, end of period ($ X 1,000)	6,154	6,018	5,510	188	39

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $21,106 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $1,272 of the carryover expires in fiscal 2011, $5,145 expires in fiscal 2012, $4,335 expires in fiscal 2013 and $10,354 expires in fiscal 2014.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2006, Class C and Class D shares were charged $12,486 and $19,613, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2006, Class B, Class C and Class D shares were charged $228,703, $12,486 and $7,544 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2006, Class A, Class B, Class C and Class D shares were charged $103,546, $91,481, $4,995 and $3,017, respectively, pursuant to the Omnibus Account Services Agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $34,906 and Rule 12b-1 distribution plan fees $5,445.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $38,379 and omnibus account services plan fees $35,453.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 11-12,2006,the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense

Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended May 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quintile (among the lowest expense ratios) of the Expense Group and Expense Universe.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and placed significant emphasis on comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2006, noting that the fund’s performance was the highest of the Performance Group for the reported periods.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of the advisory fees paid in light of the Manager’s performance and the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, noting that economies of scale may be realized as the fund’s assets increase and considering whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 23

NOTES

For More Information

By telephone	By mail, write to:
Call your Citizens Registered	CitizensSelect
Representative or	875 Elm Street NE0212
1-800-242-2224.	Manchester, NH 03101

Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
New York, NY 10166
Custodian
The Bank of New York	Distributor
One Wall Street	Dreyfus Service Corporation
New York, NY 10286	200 Park Avenue
New York, NY 10166

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

0466SA1006

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)